UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [X]; Amendment Number: __
This Amendment (Check only one):    [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bristol Investment Partners LLC
Address: 777 Post Road, 2nd Floor
         Darien, CT 06820

Form 13F File Number: 1. 028-14061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anna Povinelli
Title: Chief Compliance Officer
Phone: 203 656 2432

Signature, Place, and Date of Signing:

 /s/ Anna Povinelli           Darien, CT                  12/31/2012
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  22
Form 13F Information Table Value Total:  $153,865,000

List of Other Included Managers:

NONE

Bristol Investment Partners LLC
                           FORM 13F INFORMATION TABLE

                                                             VALUE     SHARES  SH/   PUT/  INVSTMT  OTHER         VOTING AUTHORITY
 NAME OF ISSUER               TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT  PRN   CALL  DSCRETN  MANAGERS    SOLE    SHARED  NONE
 --------------               --------------       -----    --------  -------  ---   ----  -------  --------    ----    ------  ----

AGNICO-EAGLE MINES LTD        COM                008474108         787   15000 SH           SOLE                15000      0      0
ARGONAUT GOLD INC             COM                04016A101        3682  385769 SH           SOLE               385769      0      0
B2GOLD                        COM                11777Q209        8940 2491297 SH           SOLE              2491297      0      0
BANRO CORPORATION             COM                066800103        5793 2067354 SH           SOLE              2067354      0      0
DETOUR GOLD CORP              COM                250669108        4992  198968 SH           SOLE               198968      0      0
DUNDEE PRECIOUS METALS INC    COM                265269209        9558 1119562 SH           SOLE              1119562      0      0
ELDORADO GOLD CORP            COM                284902103        9076  704664 SH           SOLE               704664      0      0
GOLDCORP INC                  COM                380956409        8521  232182 SH           SOLE               232182      0      0
IAMGOLD CORP                  COM                450913108        8738  761812 SH           SOLE               761812      0      0
JAGUAR MINING INC             COM                47009M103        3260 5161837 SH           SOLE              5161837      0      0
NEW GOLD INC                  COM                644535106       12116 1098439 SH           SOLE              1098439      0      0
NEWMONT MINING CORP           COM                651639106        6510  140181 SH           SOLE               140181      0      0
NORTHERN DYNASTY MINERALS     COM                66510M204        8124 2570981 SH           SOLE              2570981      0      0
OSISKO EXPLORATION LTD        COM                688278100        6884  853671 SH           SOLE               853671      0      0
PAN AMERICAN SILVER CORP      COM                697900108       12347  659189 SH           SOLE               659189      0      0
PRETIUM RESOURCES INC         COM                74139C102       10912  825765 SH           SOLE               825765      0      0
RANDGOLD RESOURCES LTD-ADR    ADR                752344309       10091  101715 SH           SOLE               101715      0      0
RIO ALTO MINING LTD           COM                76689T104        1099  214118 SH           SOLE               214118      0      0
SANDSTORM GOLD LTD            COM                80013R206        1767  150000 SH           SOLE               150000      0      0
SEABRIDGE GOLD INC            COM                811916105        9591  681708 SH           SOLE               681708      0      0
TOREX GOLD RESOURCES          COM                891054108        6774 3054834 SH           SOLE              3054834      0      0
YAMANA GOLD INC               COM                98462Y100        4303  250000 SH           SOLE               250000      0      0

